Income Tax	3 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]
12. Income tax
Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year. The estimated average income tax rate used for the six months ended June 30, 2026 is 20.4%, compared to 13.1% for the six months ended June 30, 2025. The effective income tax rate increase is explained by: (i) an increase in the results of subsidiaries located in countries where the income tax rate is higher; and (ii) the recognition of income tax expense related to adjustments on certain tax assessments for prior years, resulting in an income tax impact of US$5,296.
The income tax charge recognized in profit and loss is the following:

	Six months ended		Three months ended
Current income tax	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Current income tax on profits for the period	(17,969)	(11,984)	(2,886)	(6,625)
Total current income tax expense (i)	(17,969)	(11,984)	(2,886)	(6,625)

Deferred income tax	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
(Decrease)/increase in deferred income tax assets	(3,493)	594	(6,078)	493
(Increase)/decrease in deferred income tax liabilities	(3,360)	(2,060)	(1,249)	(2,056)
Total deferred income tax (expense)/benefit	(6,853)	(1,466)	(7,327)	(1,563)
Income tax expense	(24,822)	(13,450)	(10,213)	(8,188)

(i) Includes US$5.296 related to income tax (and related interest) as mentioned in the Note 8. Sales and marketing expenses and General and administrative expenses, footnote (v).